Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Contracts
The following table summarizes the notional amounts of derivative contracts at March 31, 2024 and 2025:

	Notional amounts(1)
	2024 (As Adjusted)	2025
	(in trillions)
Interest rate contracts	¥1,812.8	¥2,122.7
Foreign exchange contracts	340.7	346.9
Equity contracts	5.0	5.1
Commodity contracts	0.2	0.2
Credit derivatives	5.3	5.0
Other	3.6	3.6
Total	¥2,167.6	¥2,483.5

Note:
(1)Includes both written and purchased positions.
Fair Value Information on Derivative Instruments Recorded on Consolidated Balance Sheet
The following table summarizes fair value information on derivative instruments that are recorded on the MUFG Group’s consolidated balance sheets at March 31, 2024 and 2025:

	Fair value of derivative instruments
	2024 (As Adjusted) (1)(5)			2025(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥9,505	¥—	¥9,505	¥14,896	¥—	¥14,896
Foreign exchange contracts	5,647	10	5,657	5,621	4	5,625
Equity contracts	123	—	123	146	—	146
Commodity contracts	19	—	19	20	—	20
Credit derivatives	47	—	47	51	—	51
Other(6)	—	—	—	10	—	10
Total derivative assets	¥15,341	¥10	¥15,351	¥20,744	¥4	¥20,748

Derivative liabilities:
Interest rate contracts	¥10,696	¥—	¥10,696	¥16,071	¥—	¥16,071
Foreign exchange contracts	5,536	—	5,536	4,905	3	4,908
Equity contracts	158	—	158	62	—	62
Commodity contracts	18	—	18	20	—	20
Credit derivatives	62	—	62	53	—	53
Other(6)	(110)	—	(110)	(119)	—	(119)
Total derivative liabilities	¥16,360	¥—	¥16,360	¥20,992	¥3	¥20,995

Notes:
(1)The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
(2)Except for the derivative instruments described in (6), the derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes and are presented in Trading account assets and liabilities.
(3)The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by certain subsidiaries. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying consolidated balance sheets.
(4)This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31.
(6)Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Loans, Deposits and Long-term debt.
Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)
Gains and losses for trading and risk management derivatives (not designated as hedging instruments)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	2023 (As Adjusted)			2024 (As Adjusted)			2025
	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total
	(in billions)
Interest rate contracts	¥—	¥272	¥272	¥—	¥(221)	¥(221)	¥—	¥(239)	¥(239)
Foreign exchange contracts	60	—	60	(402)	—	(402)	438	—	438
Equity contracts	—	(13)	(13)	—	(618)	(618)	—	196	196
Commodity contracts	—	—	—	—	(1)	(1)	—	—	—
Credit derivatives	—	(20)	(20)	—	(27)	(27)	—	(10)	(10)
Other(1)	(3)	8	5	(9)	(85)	(94)	9	(43)	(34)
Total	¥57	¥247	¥304	¥(411)	¥(952)	¥(1,363)	¥447	¥(96)	¥351

Note:
(1)Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Loans, Deposits and Long-term debt.
Protection Sold Through Credit Derivatives
The table below summarizes certain information regarding protection sold through credit derivatives as of March 31, 2024 and 2025:

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2024:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥212,513	¥736,935	¥219,642	¥1,169,090	¥(17,199)
Non-investment grade	82,749	146,029	15,837	244,615	211
Total	295,262	882,964	235,479	1,413,705	(16,988)
Index and basket credit default swaps:
Investment grade(2)	73,300	681,443	10,202	764,945	(11,458)
Not rated	2,836	24,623	3,404	30,863	(548)
Total	76,136	706,066	13,606	795,808	(12,006)
Total credit default swaps sold	¥371,398	¥1,589,030	¥249,085	¥2,209,513	¥(28,994)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2025:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥185,770	¥710,973	¥175,920	¥1,072,663	¥(17,118)
Non-investment grade	32,574	126,652	7,425	166,651	1,382
Total	218,344	837,625	183,345	1,239,314	(15,736)
Index and basket credit default swaps:
Investment grade(2)	69,289	609,651	22,729	701,669	(8,753)
Not rated	—	129,858	7,632	137,490	(2,611)
Total	69,289	739,509	30,361	839,159	(11,364)
Total credit default swaps sold	¥287,633	¥1,577,134	¥213,706	¥2,078,473	¥(27,100)

Notes:
(1)Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.